UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07237

Putnam Investment Funds

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam International Small Cap Fund
Class A [PNVAX]	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam International Small Cap Fund (previously known as Putnam International Capital Opportunities Fund) for the period  September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$74	1.42%
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$364,971,662
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	65
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Small Cap Fund	PAGE 1	38966-STSA-0426

Putnam International Small Cap Fund
Class C [PUVCX]	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam International Small Cap Fund (previously known as Putnam International Capital Opportunities Fund) for the period  September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$113	2.17%
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$364,971,662
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	65
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Small Cap Fund	PAGE 1	38966-STSC-0426

Putnam International Small Cap Fund
Class R [PICRX]	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam International Small Cap Fund (previously known as Putnam International Capital Opportunities Fund) for the period  September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$87	1.67%
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$364,971,662
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	65
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Small Cap Fund	PAGE 1	38966-STSR-0426

Putnam International Small Cap Fund
Class R6 [PICOX]	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam International Small Cap Fund (previously known as Putnam International Capital Opportunities Fund) for the period  September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$53	1.01%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$364,971,662
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	65
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Small Cap Fund	PAGE 1	38966-STSR6-0426

Putnam International Small Cap Fund
Class Y [PIVYX]	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam International Small Cap Fund (previously known as Putnam International Capital Opportunities Fund) for the period  September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$53	1.01%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$364,971,662
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	65
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Small Cap Fund	PAGE 1	38966-STSY-0426

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
International
Small Cap Fund
(formerly, Putnam International Capital Opportunities Fund)
Financial Statements and Other Important Information
Semi-Annual | February 28, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 13
Notes to Financial Statements 17
Changes In and Disagreements with Accountants 32
Results of Meeting(s) of Shareholders 32
Remuneration Paid to Directors, Officers and Others 32
Board Approval of Management and Subadvisory Agreements 32

Putnam Investment Funds
Financial Highlights
Putnam International Small Cap Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $48.14 $43.43 $37.01 $31.83 $49.35 $37.10
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.01) 0.69 0.54 0.43 0.47 0.37
Net realized and unrealized gains (losses) 5.09 5.53 6.35 4.91 (12.34) 13.74
Total from investment operations ........ 5.08 6.22 6.89 5.34 (11.87) 14.11
Less distributions from:
Net investment income .............. (2.79) (1.51) (0.16) (0.16) (0.51) (0.35)
Net realized gains ................. (3.04) — (0.31) — (5.14) (1.51)
Total distributions ................... (5.83) (1.51) (0.47) (0.16) (5.65) (1.86)
Net asset value, end of period .......... $47.39 $48.14 $43.43 $37.01 $31.83 $49.35
Total return
c
....................... 11.30% 15.18% 18.78% 16.84% (26.66)% 38.96%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.42% 1.53% 1.59% 1.58% 1.51%
e
1.48%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.42% 1.52% 1.59% 1.58% 1.51%
e
1.48%
Net investment income (loss) .......... (0.03)% 1.59% 1.39% 1.23% 1.19% 0.86%
Supplemental data
Net assets, end of period (000’s) ........ $290,484 $279,401 $266,233 $251,260 $235,116 $347,964
Portfolio turnover rate ................ 19% 30% 24% 25% 37% 36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes one-time proxy cost of 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam International Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $46.74 $42.14 $36.04 $31.08 $48.24 $36.28
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.18) 0.35 0.21 0.15 0.16 0.02
Net realized and unrealized gains (losses) 4.94 5.41 6.20 4.81 (12.07) 13.47
Total from investment operations ........ 4.76 5.76 6.41 4.96 (11.91) 13.49
Less distributions from:
Net investment income .............. (2.38) (1.16) — — (0.11) (0.02)
Net realized gains ................. (3.04) — (0.31) — (5.14) (1.51)
Total distributions ................... (5.42) (1.16) (0.31) — (5.25) (1.53)
Net asset value, end of period .......... $46.08 $46.74 $42.14 $36.04 $31.08 $48.24
Total return
c
....................... 10.89% 14.31% 17.89% 15.96% (27.22)% 37.93%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 2.17% 2.28% 2.34% 2.33% 2.26%
e
2.23%
Expenses net of waiver and payments by
affiliates
f
.......................... 2.17% 2.27% 2.34% 2.33% 0.26%
e
2.23%
Net investment income (loss) .......... (0.78)% 0.84% 0.55% 0.43% 0.40% 0.05%
Supplemental data
Net assets, end of period (000’s) ........ $984 $981 $1,244 $1,647 $1,987 $3,626
Portfolio turnover rate ................ 19% 30% 24% 25% 37% 36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes one-time proxy cost of 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam International Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $47.04 $42.46 $36.17 $31.09 $48.33 $36.36
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.06) 0.56 0.42 0.33 0.36 0.26
Net realized and unrealized gains (losses) 4.95 5.43 6.22 4.81 (12.07) 13.46
Total from investment operations ........ 4.89 5.99 6.64 5.14 (11.71) 13.72
Less distributions from:
Net investment income .............. (2.70) (1.41) (0.04) (0.06) (0.39) (0.24)
Net realized gains ................. (3.04) — (0.31) — (5.14) (1.51)
Total distributions ................... (5.74) (1.41) (0.35) (0.06) (5.53) (1.75)
Net asset value, end of period .......... $46.19 $47.04 $42.46 $36.17 $31.09 $48.33
Total return
c
....................... 11.15% 14.90% 18.49% 16.56% (26.85)% 38.60%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.67% 1.78% 1.84% 1.83% 1.76%
e
1.73%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.67% 1.77% 1.84% 1.83% 1.76%
e
1.73%
Net investment income (loss) .......... (0.28)% 1.34% 1.12% 0.96% 0.93% 0.62%
Supplemental data
Net assets, end of period (000’s) ........ $7,095 $6,135 $5,810 $5,681 $6,303 $11,426
Portfolio turnover rate ................ 19% 30% 24% 25% 37% 36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes one-time proxy cost of 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam International Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $48.67 $43.91 $37.41 $32.18 $49.85 $37.45
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.86 0.62 0.59 0.64 0.56
Net realized and unrealized gains (losses) 5.15 5.58 6.51 4.96 (12.47) 13.86
Total from investment operations ........ 5.24 6.44 7.13 5.55 (11.83) 14.42
Less distributions from:
Net investment income .............. (2.98) (1.68) (0.32) (0.32) (0.70) (0.51)
Net realized gains ................. (3.04) — (0.31) — (5.14) (1.51)
Total distributions ................... (6.02) (1.68) (0.63) (0.32) (5.84) (2.02)
Net asset value, end of period .......... $47.89 $48.67 $43.91 $37.41 $32.18 $49.85
Total return
c
....................... 11.55% 15.61% 19.27% 17.32% (26.37)% 39.53%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.07% 1.15% 1.18% 1.16% 1.10%
e
1.08%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.01% 1.13% 1.18% 1.16% 1.10%
e
1.08%
Net investment income ............... 0.39% 1.99% 1.61% 1.66% 1.59% 1.28%
Supplemental data
Net assets, end of period (000’s) ........ $9,155 $7,739 $11,492 $14,310 $11,781 $16,396
Portfolio turnover rate ................ 19% 30% 24% 25% 37% 36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes one-time proxy cost of 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam International Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $48.44 $43.68 $37.23 $32.02 $49.64 $37.29
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.80 0.65 0.54 0.58 0.49
Net realized and unrealized gains (losses) 5.11 5.58 6.38 4.93 (12.42) 13.81
Total from investment operations ........ 5.20 6.38 7.03 5.47 (11.84) 14.30
Less distributions from:
Net investment income .............. (2.95) (1.62) (0.27) (0.26) (0.64) (0.44)
Net realized gains ................. (3.04) — (0.31) — (5.14) (1.51)
Total distributions ................... (5.99) (1.62) (0.58) (0.26) (5.78) (1.95)
Net asset value, end of period .......... $47.65 $48.44 $43.68 $37.23 $32.02 $49.64
Total return
c
....................... 11.53% 15.52% 19.08% 17.15% (26.49)% 39.32%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.18% 1.28% 1.34% 1.33% 1.26%
e
1.23%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.01% 1.27% 1.34% 1.33% 1.26%
e
1.23%
Net investment income ............... 0.38% 1.84% 1.68% 1.55% 1.45% 1.12%
Supplemental data
Net assets, end of period (000’s) ........ $57,254 $49,322 $50,004 $40,732 $26,385 $34,969
Portfolio turnover rate ................ 19% 30% 24% 25% 37% 36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes one-time proxy cost of 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Investment Funds
Schedule of Investments (unaudited), February 28, 2026
Putnam International Small Cap Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 92.7%
Belgium 1.6%
a
Liberty Global Ltd., A .............. Diversified Telecommunication Services 470,300 $ 5,991,622
Canada 5.1%
Cogeco Communications, Inc. ....... Diversified Telecommunication Services 168,800 8,954,487
a
International Petroleum Corp. ....... Oil, Gas & Consumable Fuels 427,209 9,793,338
18,747,825
Denmark 4.5%
Broedrene A&O Johansen A/S, B .... Trading Companies & Distributors 321,412 4,883,437
a
Demant A/S .................... Health Care Equipment & Supplies 115,559 3,604,055
Royal Unibrew A/S ............... Beverages 81,913 8,070,055
16,557,547
France 11.9%
Edenred SE .................... Financial Services 317,266 7,332,966
Eurazeo SE .................... Financial Services 58,355 3,429,076
FDJ United ..................... Hotels, Restaurants & Leisure 260,955 7,915,971
Kaufman & Broad SA ............. Household Durables 140,782 5,395,008
Rubis SCA ..................... Gas Utilities 112,574 4,842,007
SPIE SA ....................... Commercial Services & Supplies 139,194 8,617,126
Thermador Groupe ............... Trading Companies & Distributors 65,094 5,999,376
43,531,530
Germany 4.6%
CTS Eventim AG & Co. KGaA ....... Entertainment 92,769 7,512,444
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 282,671 9,337,208
16,849,652
Greece 1.9%
National Bank of Greece SA ........ Banks 429,749 6,990,588
Ireland 2.0%
AIB Group plc ................... Banks 706,809 7,336,536
Italy 1.6%
Interpump Group SpA ............. Machinery 129,445 5,951,965
Japan 28.3%
Avant Group Corp. ............... IT Services 477,300 4,352,281
Azbil Corp. ..................... Electronic Equipment, Instruments &
Components 797,700 7,408,499
BML, Inc. ...................... Health Care Providers & Services 238,200 6,640,609
Ebara Corp. .................... Machinery 158,000 5,549,498
Fukui Computer Holdings, Inc. ...... Software 378,200 8,324,814
Hikari Tsushin, Inc. ............... Industrial Conglomerates 27,500 7,774,659
Japan Material Co. Ltd. ............ Semiconductors & Semiconductor Equipment 671,600 9,325,284
Katitas Co. Ltd. .................. Real Estate Management & Development 307,900 7,041,105
Miroku Jyoho Service Co. Ltd. ....... Software 131,100 1,512,804
Mitani Corp. .................... Trading Companies & Distributors 58,200 1,064,437
MonotaRO Co. Ltd. ............... Trading Companies & Distributors 296,200 3,938,002
Nihon Dengi Co. Ltd. .............. Building Products 74,200 5,787,073
NOF Corp. ..................... Chemicals 420,700 8,442,851
Optex Group Co. Ltd. ............. Electronic Equipment, Instruments &
Components 195,100 3,991,203
PILLAR Corp. ................... Chemicals 43,800 2,374,123
Riken Keiki Co. Ltd. .............. Electronic Equipment, Instruments &
Components 136,100 3,150,992
Shofu, Inc. ..................... Health Care Equipment & Supplies 121,500 1,461,005

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam International Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Software Service, Inc. ............. Health Care Technology 20,900 $ 1,741,637
Takeuchi Manufacturing Co. Ltd. ..... Machinery 88,800 4,264,709
Tokyo Steel Manufacturing Co. Ltd. ... Metals & Mining 544,900 5,648,390
WingArc1st, Inc. ................. Software 186,700 3,290,180
103,084,155
Mexico 1.9%
Bolsa Mexicana de Valores SAB de CV Capital Markets 3,079,600 6,802,229
Netherlands 4.6%
Aalberts NV .................... Machinery 203,206 8,444,883
b
Euronext NV, 144A, Reg S ......... Capital Markets 16,188 2,674,531
a
Topicus.com, Inc. ................ Software 83,000 5,703,911
16,823,325
Spain 1.9%
Fomento de Construcciones y Contratas
SA .......................... Commercial Services & Supplies 219,818 3,054,873
Logista Integral SA ............... Air Freight & Logistics 101,309 3,860,605
6,915,478
Switzerland 1.4%
Swissquote Group Holding SA ....... Capital Markets 9,293 4,958,310
Taiwan 1.6%
Elite Material Co. Ltd. ............. Electronic Equipment, Instruments &
Components 76,000 5,820,285
United Kingdom 16.5%
Admiral Group plc ................ Insurance 150,208 6,000,732
Baltic Classifieds Group plc ......... Interactive Media & Services 1,647,720 4,116,899
Bellway plc ..................... Household Durables 223,871 8,369,583
Berkeley Group Holdings plc ........ Household Durables 164,464 9,563,471
Cranswick plc ................... Food Products 79,575 5,823,091
DCC plc ....................... Industrial Conglomerates 98,524 6,870,276
JET2 plc ....................... Passenger Airlines 114,330 1,931,896
OSB Group plc .................. Financial Services 677,917 5,569,877
Rightmove plc ................... Interactive Media & Services 1,000,895 6,030,982
Savills plc ...................... Real Estate Management & Development 423,294 5,784,385
60,061,192
United States 3.3%
a,c
ICON plc ....................... Life Sciences Tools & Services 43,600 4,714,904
QIAGEN NV .................... Life Sciences Tools & Services 145,436 7,230,968
11,945,872
Total Common Stocks (Cost $258,393,237) .....................................
338,368,111
a
Management Investment Companies 2.2%
United States 2.2%
c
VanEck Junior Gold Miners ETF ..... Capital Markets 50,200 7,840,738
Total Management Investment Companies (Cost $7,012,296) .....................
7,840,738

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam International Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Preferred Stocks 2.1%
Germany 2.1%
d
Jungheinrich AG, 2.51% ........... Machinery 206,495 $ 7,784,848
Total Preferred Stocks (Cost $5,123,592) .......................................
7,784,848
a a Industry
Principal
Amount
*
a Value
a a a a a
U.S. Government and Agency Securities 0.3%
United States 0.3%
e
U.S. Treasury Notes, 0.625%, 8/15/30 . 1,127,400 995,238
Total U.S. Government and Agency Securities (Cost $995,238) ....................
995,238
Total Long Term Investments (Cost $271,524,363) ...............................
354,988,935
Short Term Investments 5.7%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 0.1%
United States 0.1%
f
U.S. Treasury Bills, 3.53%, 7/16/26 ... 400,000 394,655
Total U.S. Government and Agency Securities (Cost $394,644) ....................
394,655
Shares
Management Investment Companies 1.7%
United States 1.7%
g,h
Putnam Short Term Investment Fund,
Class P, 3.852% ................ 6,151,145 6,151,145
Total Management Investment Companies (Cost $6,151,145) .....................
6,151,145
i
Investments from Cash Collateral Received for Loaned
Securities 3.9%
Money Market Funds 3.9%
g,h
Putnam Cash Collateral Pool, LLC,
3.897% ...................... 14,402,710 14,402,710
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$14,402,710) ................................................................
14,402,710
a a a a a
Total Short Term Investments (Cost $20,948,499 ) ................................
20,948,510
a a a
Total Investments (Cost $292,472,862) 103.0% ..................................
$375,937,445
Other Assets, less Liabilities (3.0)% ...........................................
(10,965,783)
Net Assets 100.0% ...........................................................
$364,971,662
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the value of this security was
$2,674,531, representing 0.7% of net assets.
c
A portion or all of the security is on loan at February 28, 2026. See Note 1 ( d ).
d
Variable rate security. The rate shown represents the yield at period end.

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam International Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At February 28, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
e
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1 ( c ).
f
The rate shown represents the yield at period end.
g
See Note 3 ( g ) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1 ( d ) regarding securities on loan.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 2,491,600 3,352,154 3/17/26 $ 5,743 $ —
British Pound ...... BOFA Sell 526,600 709,257 3/17/26 — (435)
British Pound ...... BZWS Sell 2,535,200 3,405,167 3/17/26 — (11,490)
British Pound ...... CITI Sell 2,164,900 2,907,789 3/17/26 — (9,819)
British Pound ...... GSCO Buy 3,202,300 4,325,812 3/17/26 — (10,114)
British Pound ...... GSCO Sell 2,073,900 2,796,930 3/17/26 5,863 (3,902)
British Pound ...... HSBK Sell 146,400 196,632 3/17/26 — (669)
British Pound ...... JPHQ Buy 1,206,800 1,620,826 3/17/26 5,563 —
British Pound ...... MSCO Sell 5,909,800 7,903,573 3/17/26 2,854 (63,843)
British Pound ...... SSBT Buy 52,900 72,308 3/17/26 — (1,015)
British Pound ...... SSBT Sell 6,472,900 8,663,813 3/17/26 762 (60,392)
British Pound ...... TDOM Sell 4,502,500 6,011,288 3/17/26 — (56,674)
British Pound ...... UBSW Buy 1,162,200 1,551,630 3/17/26 14,652 —
British Pound ...... WPAC Sell 1,642,300 2,192,654 3/17/26 — (20,652)
Danish Krone ...... BOFA Sell 6,858,400 1,085,475 3/17/26 — (63)
Danish Krone ...... BZWS Sell 831,500 131,614 3/17/26 6 —
Danish Krone ...... CITI Buy 910,300 144,131 3/17/26 22 (71)
Danish Krone ...... CITI Sell 11,741,800 1,858,639 3/17/26 163 —
Danish Krone ...... HSBK Buy 13,232,800 2,105,044 3/17/26 1,147 (11,723)
Danish Krone ...... HSBK Sell 24,927,700 3,945,380 3/17/26 — (141)
Danish Krone ...... JPHQ Sell 9,367,900 1,482,802 3/17/26 64 —
Danish Krone ...... MSCO Buy 976,200 155,852 3/17/26 — (1,341)
Danish Krone ...... MSCO Sell 9,566,600 1,493,240 3/17/26 — (20,948)
Danish Krone ...... SSBT Buy 2,063,700 327,848 3/17/26 — (1,209)
Danish Krone ...... SSBT Sell 3,931,100 621,155 3/17/26 — (1,054)
Danish Krone ...... UBSW Sell 5,689,900 899,142 3/17/26 — (1,447)
Danish Krone ...... WPAC Sell 6,654,200 1,051,466 3/17/26 — (1,752)
Euro ............. BOFA Buy 1,488,500 1,759,540 3/17/26 1,974 (1,385)
Euro ............. BOFA Sell 7,548,100 8,911,717 3/17/26 — (13,799)
Euro ............. BZWS Sell 2,217,900 2,619,404 3/17/26 — (3,230)
Euro ............. CITI Buy 1,272,900 1,506,697 3/17/26 — (1,513)
Euro ............. CITI Sell 2,170,000 2,584,260 3/17/26 19,142 (875)
Euro ............. GSCO Buy 5,283,600 6,237,359 3/17/26 10,422 —
Euro ............. GSCO Sell 5,749,100 6,802,563 3/17/26 10,776 (6,439)
Euro ............. HSBK Buy 1,669,800 1,975,857 3/17/26 — (1,344)
Euro ............. HSBK Sell 11,737,000 13,882,106 3/17/26 18,960 (15,682)
Euro ............. JPHQ Buy 1,994,700 2,360,892 3/17/26 — (2,189)
Euro ............. JPHQ Sell 2,183,100 2,567,770 3/17/26 — (13,714)
Euro ............. MSCO Buy 7,047,200 8,322,409 3/17/26 28,469 (17,668)
Euro ............. SSBT Sell 2,650,900 3,130,421 3/17/26 — (4,227)
Euro ............. TDOM Sell 2,352,700 2,773,904 3/17/26 — (8,129)
Euro ............. UBSW Buy 4,951,400 5,867,172 3/17/26 — (12,215)
Euro ............. UBSW Sell 11,954,600 14,095,430 3/17/26 — (40,707)
Euro ............. WPAC Buy 685,500 810,819 3/17/26 — (225)
Euro ............. WPAC Sell 3,222,100 3,799,214 3/17/26 — (10,872)
Norwegian Krone ... BOFA Buy 9,333,200 925,883 3/17/26 55,626 —

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam International Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Norwegian Krone ... HSBK Buy 703,700 69,808 3/17/26 $ 4,195 $ —
Norwegian Krone ... JPHQ Buy 7,612,200 755,056 3/17/26 45,468 —
Norwegian Krone ... MSCO Buy 5,596,400 551,624 3/17/26 36,911 —
Norwegian Krone ... UBSW Buy 9,849,000 970,927 3/17/26 64,825 —
Swedish Krona ..... BOFA Buy 9,644,700 1,048,524 3/17/26 20,707 —
Swedish Krona ..... BZWS Buy 11,716,300 1,273,690 3/17/26 25,203 —
Swedish Krona ..... HSBK Buy 18,144,700 1,972,636 3/17/26 38,923 —
Swedish Krona ..... JPHQ Buy 26,413,500 2,871,614 3/17/26 56,641 —
Swedish Krona ..... MSCO Buy 14,381,000 1,556,303 3/17/26 38,004 —
Swedish Krona ..... SSBT Buy 18,020,200 1,950,213 3/17/26 47,544 —
Swedish Krona ..... TDOM Buy 11,586,600 1,253,859 3/17/26 30,655 —
Swedish Krona ..... TDOM Sell 12,576,400 1,387,092 3/17/26 — (7,153)
Swedish Krona ..... WPAC Buy 6,376,200 690,039 3/17/26 16,840 —
Swiss Franc ....... BOFA Buy 2,595,400 3,303,933 3/17/26 77,454 —
Swiss Franc ....... BZWS Buy 814,500 1,036,946 3/17/26 24,216 —
Swiss Franc ....... CITI Buy 806,000 1,026,042 3/17/26 24,046 —
Swiss Franc ....... GSCO Buy 888,000 1,161,577 3/17/26 — (4,656)
Swiss Franc ....... GSCO Sell 942,700 1,200,265 3/17/26 — (27,921)
Swiss Franc ....... HSBK Buy 3,066,800 3,904,414 3/17/26 91,132 —
Swiss Franc ....... JPHQ Buy 4,240,200 5,398,695 3/17/26 125,602 —
Swiss Franc ....... MSCO Sell 1,707,300 2,166,723 3/17/26 — (57,613)
Swiss Franc ....... UBSW Buy 3,502,300 4,444,769 3/17/26 118,163 —
Swiss Franc ....... WPAC Buy 864,600 1,097,173 3/17/26 29,261 —
Australian Dollar .... BOFA Buy 16,229,200 10,854,393 4/15/26 692,810 —
Australian Dollar .... CITI Buy 3,935,000 2,629,166 4/15/26 170,618 —
Australian Dollar .... CITI Sell 2,916,500 2,063,704 4/15/26 — (11,409)
Australian Dollar .... GSCO Sell 2,890,600 1,990,647 4/15/26 — (66,038)
Australian Dollar .... HSBK Sell 1,378,100 926,098 4/15/26 — (54,431)
Australian Dollar .... JPHQ Buy 3,531,000 2,359,261 4/15/26 153,073 —
Australian Dollar .... MSCO Buy 7,526,700 5,057,950 4/15/26 297,356 —
Australian Dollar .... SSBT Buy 4,148,800 2,788,147 4/15/26 163,757 —
Australian Dollar .... UBSW Buy 1,784,800 1,199,371 4/15/26 70,528 —
Australian Dollar .... WPAC Buy 306,200 204,578 4/15/26 13,285 —
Australian Dollar .... WPAC Sell 1,871,900 1,303,061 4/15/26 — (28,810)
Canadian Dollar .... BOFA Buy 5,173,000 3,739,176 4/15/26 60,392 —
Canadian Dollar .... BZWS Sell 1,744,900 1,261,276 4/15/26 — (20,353)
Canadian Dollar .... GSCO Buy 717,800 518,835 4/15/26 8,389 —
Canadian Dollar .... GSCO Sell 2,349,200 1,722,641 4/15/26 — (2,846)
Canadian Dollar .... HSBK Buy 7,554,900 5,466,904 4/15/26 82,169 —
Canadian Dollar .... JPHQ Buy 2,020,200 1,460,212 4/15/26 23,624 —
Canadian Dollar .... MSCO Buy 7,230,600 5,232,176 4/15/26 78,698 —
Canadian Dollar .... MSCO Sell 7,270,000 5,320,408 4/15/26 — (19,405)
Canadian Dollar .... SSBT Buy 3,879,600 2,839,656 4/15/26 15,945 (6,035)
Canadian Dollar .... TDOM Buy 7,508,400 5,432,838 4/15/26 82,080 —
Canadian Dollar .... TDOM Sell 3,304,100 2,451,630 4/15/26 24,769 —
Canadian Dollar .... UBSW Buy 4,246,300 3,072,585 4/15/26 46,321 —
Canadian Dollar .... WPAC Buy 1,539,600 1,127,545 4/15/26 3,291 —
Canadian Dollar .... WPAC Sell 2,753,700 2,025,572 4/15/26 2,980 —
Israeli New Shekel .. BOFA Buy 1,674,100 531,818 4/15/26 2,876 —
Israeli New Shekel .. GSCO Buy 2,587,500 822,021 4/15/26 4,406 —
Israeli New Shekel .. SSBT Buy 9,697,900 3,091,733 4/15/26 5,698 —
Israeli New Shekel .. UBSW Buy 1,816,000 578,879 4/15/26 1,137 —
Mexican Peso ...... BOFA Sell 400,400 22,082 4/15/26 — (1,075)
Mexican Peso ...... BZWS Sell 7,291,500 402,099 4/15/26 — (19,596)
Mexican Peso ...... CITI Sell 15,827,300 872,807 4/15/26 — (42,547)
Mexican Peso ...... GSCO Sell 23,259,100 1,282,776 4/15/26 — (62,387)
Mexican Peso ...... HSBK Sell 26,219,000 1,453,301 4/15/26 — (63,045)

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam International Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Mexican Peso ...... SSBT Sell 21,543,900 1,194,134 4/15/26 $ — $ (51,832)
Mexican Peso ...... UBSW Sell 18,963,600 1,051,255 4/15/26 — (45,483)
New Zealand Dollar . JPHQ Buy 1,623,400 933,940 4/15/26 41,544 —
South African Rand .. BOFA Sell 14,507,300 901,699 4/15/26 — (6,340)
South African Rand .. SSBT Buy 6,566,400 398,329 4/15/26 12,674 —
Chinese Yuan ...... HSBK Buy 3,832,500 555,983 5/13/26 5,207 —
Hong Kong Dollar ... BZWS Buy 17,446,700 2,238,958 5/13/26 — (2,264)
Hong Kong Dollar ... CITI Buy 6,736,300 864,415 5/13/26 — (811)
Hong Kong Dollar ... GSCO Buy 7,335,400 941,436 5/13/26 — (1,026)
Hong Kong Dollar ... HSBK Buy 4,284,200 549,764 5/13/26 — (523)
Hong Kong Dollar ... SSBT Sell 1,978,900 253,984 5/13/26 286 —
Hong Kong Dollar ... TDOM Buy 5,038,100 646,590 5/13/26 — (698)
Japanese Yen ...... BOFA Sell 852,110,700 5,491,496 5/13/26 11,365 (11,058)
Japanese Yen ...... BZWS Sell 806,460,300 5,181,029 5/13/26 — (15,978)
Japanese Yen ...... CITI Buy 278,997,100 1,803,370 5/13/26 240 (5,692)
Japanese Yen ...... CITI Sell 267,238,500 1,716,548 5/13/26 — (5,595)
Japanese Yen ...... GSCO Buy 40,780,500 262,851 5/13/26 — (52)
Japanese Yen ...... GSCO Sell 325,121,500 2,088,846 5/13/26 — (6,309)
Japanese Yen ...... HSBK Buy 106,416,700 689,611 5/13/26 — (3,838)
Japanese Yen ...... HSBK Sell 681,920,500 4,386,301 5/13/26 2,663 (10,807)
Japanese Yen ...... JPHQ Sell 279,062,800 1,792,932 5/13/26 — (5,411)
Japanese Yen ...... MSCO Buy 180,499,900 1,159,666 5/13/26 3,515 —
Japanese Yen ...... SSBT Buy 73,164,900 473,472 5/13/26 742 (2,722)
Japanese Yen ...... SSBT Sell 232,465,700 1,516,985 5/13/26 18,925 —
Japanese Yen ...... TDOM Buy 104,029,700 668,254 5/13/26 2,137 —
Japanese Yen ...... TDOM Sell 434,619,400 2,796,421 5/13/26 — (4,361)
Japanese Yen ...... UBSW Buy 87,461,000 565,937 5/13/26 1,156 (3,476)
Japanese Yen ...... UBSW Sell 29,812,800 196,505 5/13/26 4,385 —
New Taiwan Dollar .. BZWS Sell 26,306,800 831,809 5/13/26 — (8,307)
New Taiwan Dollar .. HSBK Buy 64,414,500 2,035,342 5/13/26 21,755 —
New Taiwan Dollar .. SSBT Sell 223,230,700 7,064,409 5/13/26 — (64,535)
Singapore Dollar .... GSCO Buy 997,000 789,243 5/13/26 3,012 —
Singapore Dollar .... JPHQ Buy 4,786,600 3,789,430 5/13/26 14,188 —
South Korean Won .. BOFA Buy 5,599,469,500 3,840,145 5/13/26 56,251 —
South Korean Won .. BZWS Buy 3,674,503,500 2,520,374 5/13/26 36,533 —
South Korean Won .. GSCO Buy 13,672,116,400 9,376,666 5/13/26 137,090 —
South Korean Won .. HSBK Buy 10,220,946,900 7,028,569 5/13/26 83,688 —
South Korean Won .. JPHQ Sell 2,039,176,900 1,398,411 5/13/26 — (20,552)
South Korean Won .. MSCO Buy 2,380,172,000 1,672,174 5/13/26 — (15,929)
South Korean Won .. MSCO Sell 1,282,536,000 879,676 5/13/26 — (12,778)
Total Forward Exchange Contracts ................................................... $3,559,556 $(1,234,664)
Net unrealized appreciation (depreciation) ............................................ $2,324,892
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  8  regarding other derivative information.
See A bbreviations on page 31 .

Putnam Investment Funds
Financial Statements
Statement of Assets and Liabilities
February 28, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
International
Small Cap Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $271,919,007
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 20,553,855
Value - Unaffiliated issuers (Includes securities loaned of $ 11,283,257 ) ................................. $355,383,590
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 20,553,855
Cash .................................................................................... 1,100,000
Receivables:
Investment securities sold ................................................................... 1,388,239
Capital shares sold ........................................................................ 55,914
Dividends ............................................................................... 844,746
European Union tax reclaims (Note 1 e ) ......................................................... 475,924
Unrealized appreciation on OTC forward exchange contracts .......................................... 3,559,556
Prepaid expenses .......................................................................... 116,052
Total assets .......................................................................... 383,477,876
Liabilities:
Payables:
Capital shares redeemed ................................................................... 168,433
Management fees ......................................................................... 191,924
Administrative fees ........................................................................ 19
Distribution fees .......................................................................... 58,213
Transfer agent fees ........................................................................ 144,610
Trustees' fees and expenses ................................................................. 120,864
Deposits from brokers for:
OTC derivative contracts .................................................................. 1,100,000
Unrealized depreciation on OTC forward exchange contracts .......................................... 1,234,664
Payable upon return of securities loaned (Note 1 d ) .................................................. 14,402,710
Collateral on certain derivative contracts, at value (Note 1 c ) ........................................... 995,238
Accrued expenses and other liabilities ........................................................... 89,539
Total liabilities ......................................................................... 18,506,214
Net assets, at value ................................................................. $364,971,662
Net assets consist of:
Paid-in capital ............................................................................. $281,442,758
Total distributable earnings (losses) ............................................................. 83,528,904
Net assets, at value ................................................................. $364,971,662

Putnam Investment Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
International
Small Cap Fund
Class A:
Net assets, at value ....................................................................... $290,483,681
Shares outstanding ........................................................................ 6,129,864
Net asset value per share
a ,b
.................................................................. $47.39
Maximum offering price per share (net asset value per share ÷ 94 .25% )
b
................................ $50.28
Class C:
Net assets, at value ....................................................................... $984,023
Shares outstanding ........................................................................ 21,354
Net asset value and maximum offering price per share
a ,b
............................................ $46.08
Class R:
Net assets, at value ....................................................................... $7,095,120
Shares outstanding ........................................................................ 153,599
Net asset value and maximum offering price per share
b
............................................. $46.19
Class R6:
Net assets, at value ....................................................................... $9,155,167
Shares outstanding ........................................................................ 191,185
Net asset value and maximum offering price per share
b
............................................. $47.89
Class Y:
Net assets, at value ....................................................................... $57,253,671
Shares outstanding ........................................................................ 1,201,622
Net asset value and maximum offering price per share
b
............................................. $47.65
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Investment Funds
Financial Statements
Statement of Operations
for the six months ended February 28, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
International
Small Cap Fund
Investment income:
Dividends: (net of foreign taxes of $156,448)
Unaffiliated issuers ........................................................................ $2,196,187
Non-controlled affiliates (Note 3 g ) ............................................................. 175,167
Interest:
Unaffiliated issuers ........................................................................ 14,645
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (50,106)
Non-controlled affiliates (Note 3 g ) ............................................................. 55,901
Other income (Note 1 e ) ...................................................................... 13,203
Total investment income ................................................................... 2,404,997
Expenses:
Management fees (Note 3 a ) ................................................................... 1,564,744
Administrative fees (Note 3 b ) .................................................................. 2,204
Distribution fees: (Note 3c )
    Class A ................................................................................ 348,629
    Class C ................................................................................ 4,813
    Class R ................................................................................ 16,272
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 222,754
    Class C ................................................................................ 771
    Class R ................................................................................ 5,186
    Class R6 ............................................................................... 2,064
    Class Y ................................................................................ 40,808
Custodian fees ............................................................................ 9,912
Reports to shareholders fees .................................................................. 40,018
Registration and filing fees .................................................................... 33,658
Professional fees ........................................................................... 52,327
Trustees' fees and expenses (Note 3 f ) ........................................................... 6,318
Other .................................................................................... 48,569
Total expenses ......................................................................... 2,399,047
Expense reductions (Not e 4) ............................................................... (14,353)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (42,872)
Net expenses ......................................................................... 2,341,822
Net investment income ................................................................ 63,175
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 14,209,565
Foreign currency transactions ................................................................ (4,107)
Forward exchange contracts ................................................................. 747,313
Net realized gain (loss) .................................................................. 14,952,771
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 20,011,867
Translation of other assets and liabilities denominated in foreign currencies .............................. (1,178)
Forward exchange contracts ................................................................. 2,773,403
Net change in unrealized appreciation (depreciation) ............................................ 22,784,092
Net realized and unrealized gain (loss) ............................................................ 37,736,863
Net increase (decrease) in net assets resulting from operations .......................................... $37,800,038

Putnam Investment Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam International Small Cap Fund
Six Months Ended
February 28, 2026
(unaudited)
Year Ended
August 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $63,175 $5,190,891
Net realized gain (loss) ................................................. 14,952,771 34,328,881
Net change in unrealized appreciation (depreciation) ........................... 22,784,092 4,459,457
Net increase (decrease) in net assets resulting from operations ................ 37,800,038 43,979,229
Distributions to shareholders:
Class A ............................................................. (32,794,682) (8,936,063)
Class C ............................................................. (107,160) (32,305)
Class R ............................................................. (764,633) (188,470)
Class R6 ............................................................ (1,011,781) (442,905)
Class Y ............................................................. (6,196,032) (1,762,132)
Total distributions to shareholders .......................................... (40,874,288) (11,361,875)
Capital share transactions: (Note 2 )
Class A ............................................................. 13,571,972 (14,363,206)
Class B ............................................................. — (196,328)
Class C ............................................................. 10,337 (375,712)
Class R ............................................................. 1,016,200 (282,792)
Class R6 ............................................................ 1,498,518 (3,623,034)
Class Y ............................................................. 8,371,975 (5,181,066)
Total capital share transactions ............................................ 24,469,002 (24,022,138)
Net increase (decrease) in net assets ................................... 21,394,752 8,595,216
Net assets:
Beginning of period ..................................................... 343,576,910 334,981,694
End of period .......................................................... $364,971,662 $343,576,910

Putnam Investment Funds

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Putnam International Small Cap Fund
1. Organization and Significant Accounting Policies
Putnam Investment Funds (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of six separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
International Capital Opportunities Fund (Fund) is included
in this report. The Fund offers five classes of shares: Class
A, Class C, Class R, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
Effective September 30, 2025, Putnam International Capital
Opportunities Fund was renamed Putnam International
Small Cap Fund.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam International Small Cap Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam International Small Cap Fund
(continued)
an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
See Note 8  regarding other derivative information.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund‘s Schedule of Investments.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam International Small Cap Fund
(continued)
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2026, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam International Small Cap Fund
(continued)
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
February 28, 2026
Year Ended
August 31, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 65,379 $3,085,851 192,233 $8,502,543
Shares issued in reinvestment of distributions .......... 705,179 31,429,849 220,909 8,555,813
Shares redeemed ............................... (444,026) (20,943,728) (739,495) (31,421,562)
Net increase (decrease) .......................... 326,532 $13,571,972 (326,353) $(14,363,206)
Class B Shares:
*
Shares redeemed ............................... — $— (4,657) $(196,328)
Net increase (decrease) .......................... — $— (4,657) $(196,328)
Class C Shares:
Shares sold ................................... 1,331 $62,221 2,112 $88,642
Shares issued in reinvestment of distributions .......... 2,346 101,803 817 30,878
Shares redeemed
a
.............................. (3,311) (153,687) (11,467) (495,232)
Net increase (decrease) .......................... 366 $10,337 (8,538) $(375,712)
Class R Shares:
Shares sold ................................... 37,182 $1,682,875 28,756 $1,270,139
Shares issued in reinvestment of distributions .......... 17,590 764,633 4,973 188,470
Shares redeemed ............................... (31,609) (1,431,308) (40,119) (1,741,401)
Net increase (decrease) .......................... 23,163 $1,016,200 (6,390) $(282,792)
Class R6 Shares:
Shares sold ................................... 34,120 $1,639,544 71,972 $3,296,229
Shares issued in reinvestment of distributions .......... 22,079 993,771 11,238 438,851
Shares redeemed ............................... (24,004) (1,134,797) (185,910) (7,358,114)
Net increase (decrease) .......................... 32,195 $1,498,518 (102,700) $(3,623,034)
1. Organization and Significant Accounting Policies
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam International Small Cap Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended February 28, 2026, the annualized gross effective investment management fee rate was 0.905% of the
Fund’s average daily net assets.
Six Months Ended
February 28, 2026
Year Ended
August 31, 2025
Shares Amount Shares Amount
Class Y Shares:
Shares sold ................................... 150,259 $7,095,209 172,779 $7,510,638
Shares issued in reinvestment of distributions .......... 132,360 5,927,076 43,591 1,694,835
Shares redeemed ............................... (99,300) (4,650,310) (342,772) (14,386,539)
Net increase (decrease) .......................... 183,319 $8,371,975 (126,402) $(5,181,066)
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Advisory Company, LLC (PAC) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
1.080% of the first $5 billion,
1.030% of the next $5 billion,
0.980% of the next $10 billion,
0.930% of the next $10 billion,
0.880% of the next $50 billion,
0.860% of the next $50 billion,
0.850% of the next $100 billion and
0.845% of any excess thereafter.
2. Shares of Beneficial Interest
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam International Small Cap Fund
(continued)
In addition, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the Fund’s average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from the base fee for that month. The performance adjustment rate is equal to 0.03 multiplied by the difference between the Fund’s annualized performance (measured by the Fund’s class A shares) and the annualized performance of the S&P
Developed/Ex-U.S. SmallCap Index each measured over the performance period. The maximum annualized performance adjustment rate is +/- 0.21%. The monthly base fee is determined based on the Fund’s average net assets for the month, while the performance adjustment is determined based on the Fund’s average net assets over the thirty-six month performance period. This means it is possible that, if the Fund underperforms significantly over the performance period, and the Fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the Fund.
Because the performance adjustment is based on the Fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the Fund’s shares lose value during the performance period provided that the Fund outperformed its benchmark index, and could decrease
Putnam Management’s fee even if the Fund’s shares increase in value during the performance period provided that the Fund underperformed its benchmark index.
For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.905% of the Fund’s average net assets, which included an effective base fee of 0.898% and a increase of 0.007%
($12,103) based on performance.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
Under a subadvisory agreement, PAC provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by PAC, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam International Small Cap Fund
(continued)
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $3,580
CDSC retained .............................................................................. $13
3. Transactions with Affiliates
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam International Small Cap Fund
(continued)
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended February 28, 2026, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through December 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the Fund through December 30, 2026, to the extent that total expenses of the Fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the Fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the Fund’s investment management, inclusive of any performance-based adjustment) would exceed an annual rate of 1.05% of the Fund’s average net assets.
PSERV has agreed to waive all investor servicing fees with respect to Class R6 and Class Y shares, through December 30,
2026.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended February 28, 2026, the fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam International Small Cap Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.852% ...... $11,951,061 $46,730,677 $(52,530,593) $— $— $6,151,145 6,151,145 $175,167
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.897% ............. $5,330,000 $35,334,159 $(26,261,449) $— $— $14,402,710 14,402,710 $55,901
Total Affiliated Securities ... $17,281,061 $82,064,836 $(78,792,042) $— $— $20,553,855 $231,068
3. Transactions with Affiliates
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam International Small Cap Fund
(continued)
5. Income Taxes
At February 28, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, EU reclaims and passive foreign investment company shares.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2026, aggregated
$64,456,580 and $74,065,208, respectively.
At February 28, 2026, in connection with securities lending transactions, the Fund loaned equity investments and received
$14,402,710 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Other Derivative Information
At February 28, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $297,885,031
Unrealized appreciation ........................................................................ $96,336,055
Unrealized depreciation ........................................................................ (15,958,749)
Net unrealized appreciation (depreciation) .......................................................... $80,377,306
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam International Small Cap Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 3,559,556 Unrealized depreciation on OTC
forward exchange contracts
$ 1,234,664
Total .................... $3,559,556 $1,234,664

Putnam Investment Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam International Small Cap Fund
(continued)
For the period ended February 28, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended February 28, 2026, the average month end contract value of forward exchange contracts was
$292,285,793.
At February 28, 2026, the Fund's OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam International Small Cap Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $747,313 Forward exchange contracts $2,773,403
Total ....................... $747,313 $2,773,403
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam International Small Cap Fund
Forward Exchange Contracts ............................. $ 3,559,556 $ 1,234,664
Total ............................................. $3,559,556 $1,234,664
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
8. Other Derivative Information
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam International Small Cap Fund
(continued)
At February 28, 2026, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Putnam International Small Cap Fund
Counterparty
BOFA .................... $ 985,198 $ (34,155) $ (951,043) $ — $ —
BZWS ................... 85,958 (81,218) — — 4,740
CITI ..................... 214,231 (78,332) — (120,000) 15,899
GSCO ................... 179,958 (179,958) — — —
HSBK ................... 349,839 (162,203) — (187,636) —
JPHQ ................... 465,767 (41,866) — (360,000) 63,901
MSCO ................... 485,807 (209,525) — (270,000) 6,282
SSBT .................... 266,333 (193,021) — — 73,312
TDOM ................... 139,641 (77,015) — — 62,626
UBSW ................... 321,167 (103,328) (202,278) — 15,561
WPAC ................... 65,657 (62,311) — — 3,346
Total ................... $3,559,556 $(1,222,932) $(1,153,321) $(937,636) $245,667
$ 1
8. Other Derivative Information
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam International Small Cap Fund
(continued)
At February 28, 2026, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 31 .
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2026, the Fund did not use the Global Credit Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam International Small Cap Fund
Counterparty
BOFA .................... $ 34,155 $ (34,155) $ — $ — $ —
BZWS ................... 81,218 (81,218) — — —
CITI ..................... 78,332 (78,332) — — —
GSCO ................... 191,690 (179,958) — — 11,732
HSBK ................... 162,203 (162,203) — — —
JPHQ ................... 41,866 (41,866) — — —
MSCO ................... 209,525 (209,525) — — —
SSBT .................... 193,021 (193,021) — — —
TDOM ................... 77,015 (77,015) — — —
UBSW ................... 103,328 (103,328) — — —
WPAC ................... 62,311 (62,311) — — —
Total ................... $1,234,664 $(1,222,932) $— $— $11,732
a
At February 28, 2026, the Fund received U.S Treasury Bills, Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
8. Other Derivative Information
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam International Small Cap Fund
(continued)
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam International Small Cap Fund
Assets:
Investments in Securities:
a
Common Stocks :
Belgium .............................. $ 5,991,622 $ — $ — $ 5,991,622
Canada .............................. 8,954,487 9,793,338 — 18,747,825
Denmark ............................. 8,070,055 8,487,492 — 16,557,547
France ............................... 5,999,376 37,532,154 — 43,531,530
Germany ............................. — 16,849,652 — 16,849,652
Greece .............................. — 6,990,588 — 6,990,588
Ireland ............................... — 7,336,536 — 7,336,536
Italy ................................. — 5,951,965 — 5,951,965
Japan ............................... — 103,084,155 — 103,084,155
Mexico .............................. 6,802,229 — — 6,802,229
Netherlands ........................... 5,703,911 11,119,414 — 16,823,325
Spain ................................ — 6,915,478 — 6,915,478
Switzerland ........................... — 4,958,310 — 4,958,310
Taiwan ............................... — 5,820,285 — 5,820,285
United Kingdom ........................ 15,724,375 44,336,817 — 60,061,192
United States .......................... 4,714,904 7,230,968 — 11,945,872
Management Investment Companies ......... 7,840,738 — — 7,840,738
Preferred Stocks ........................ — 7,784,848 — 7,784,848
U.S. Government and Agency Securities ....... — 995,238 — 995,238
Short Term Investments ................... 6,151,145 14,797,365 — 20,948,510
Total Investments in Securities ........... $75,952,842 $299,984,603
b
$— $375,937,445
Other Financial Instruments:
Forward Exchange Contracts ............... $— $3,559,556 $— $3,559,556
Total Other Financial Instruments ......... $— $3,559,556 $— $3,559,556
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,234,664 $— $1,234,664
Total Other Financial Instruments ......... $— $1,234,664 $— $1,234,664
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $284,192,000, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam International Small Cap Fund
(continued)
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ETF
Exchange-Traded Fund

Putnam Investment Funds

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38966-SFSOI 04/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Investment Funds

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	April 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	April 29, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	April 29, 2026